Pension schemes - Schedule of pension expense excluding interest amount (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension schemes
Defined benefit pension expense	£ 3	£ 4	£ 5
Defined contribution pension expense	142	140	137
Total	£ 145	£ 144	£ 142